Equity-Based Compensation - Successor Awards (Details) - Management Incentive Plan	12 Months Ended
Dec. 31, 2022 shares
Equity-Based Compensation
Unvested incentive units converted to common units	587,500
Common Unit award
Equity-Based Compensation
Common unit issued	5,471,400